METROPOLITAN WEST FUNDS

MetWest AlphaTrak 500 Fund

(M Share: MWATX)

MetWest Corporate Bond Fund

(I Share: MWCBX; M Share: MWCSX)

MetWest Sustainable Securitized Fund

(I Share: MWESX; M Share: MWERX)

MetWest Flexible Income Fund

(I Share: MWFEX; M Share: MWFSX)

MetWest Floating Rate Income Fund

(I Share: MWFLX; M Share: MWFRX; Plan Share: MWFPX)

MetWest High Yield Bond Fund

(I Share: MWHIX; M Share: MWHYX)

MetWest Intermediate Bond Fund

(I Share: MWIIX; M Share: MWIMX)

MetWest Investment Grade Credit Fund

(I Share: MWIGX; M Share: MWISX)

MetWest Low Duration Bond Fund

(I Share: MWLIX; M Share: MWLDX; Admin Share: MWLNX)

MetWest Opportunistic High Income Credit Fund

(I Share: MWOPX; M Share: MWORX)

MetWest Strategic Income Fund

(I Share: MWSIX; M Share: MWSTX)

MetWest Ultra Short Bond Fund

(I Share: MWUIX; M Share: MWUSX)

MetWest Unconstrained Bond Fund

(I Share: MWCIX; M Share: MWCRX; Plan Share: MWCPX)

Supplement dated September 6, 2023 to the Prospectus and

the applicable Summary Prospectus

each dated July 29, 2023, as supplemented

For current and prospective investors in each fund specified below (each, a “Fund”):

MetWest AlphaTrak 500 Fund

Effective September 6, 2023, Jamie L. Patton will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	26 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	1 Year	Generalist Portfolio Manager
Bret R. Barker	1 Year	Managing Director
Ruben Hovhannisyan, CFA	1 Year	Generalist Portfolio Manager
Jamie L. Patton	Since September 2023	Managing Director

MetWest Corporate Bond Fund

Effective September 6, 2023, Brian Gelfand will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Bryan T. Whalen, CFA	5 Years	Generalist Portfolio Manager
Jerry Cudzil	5 Years	Generalist Portfolio Manager
Tammy Karp	2 Years	Managing Director
Steven J. Purdy	1 Year	Managing Director
Brian Gelfand	Since September 2023	Managing Director

MetWest Sustainable Securitized Fund

Effective September 6, 2023, Palak Pathak, CFA, and effective October 2, 2023, Peter Van Gelderen will be added as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	1 Year	Founding Partner and Generalist Portfolio Manager
Elizabeth (Liza) Crawford	1 Year	Specialist Portfolio Manager
Mitch Flack	1 Year	Specialist Portfolio Manager
Palak Pathak, CFA	Since September 2023	Managing Director
Peter Van Gelderen	Since October 2023	Managing Director

MetWest Flexible Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	4 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	4 Years	Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	4 Years	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Floating Rate Income Fund

Effective September 6, 2023 Brian Gelfand will be added as a portfolio manager for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Laird Landmann (until December 31, 2023)	9 Years	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	9 Years	Generalist Portfolio Manager
Drew Sweeney	3 Years	Managing Director
Steven J. Purdy	2 Years	Managing Director
Kenneth Toshima	1 Year	Managing Director
Brian Gelfand	Since September 2023	Managing Director

MetWest High Yield Bond Fund

Effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	3 Years	Generalist Portfolio Manager
Steven J. Purdy	3 Years	Managing Director
Brian Gelfand	1 Year	Managing Director

MetWest Intermediate Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Investment Grade Credit Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	4 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	4 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	4 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Low Duration Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	27 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	27 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Opportunistic High Income Credit Fund

Effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Laird Landmann (until December 31, 2023)	1 Year	Founding Partner and Generalist Portfolio Manager
Jerry Cudzil	1 Year	Generalist Portfolio Manager
Steven J. Purdy	1 Year	Managing Director
Brian Gelfand	1 Year	Managing Director

MetWest Strategic Income Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Ultra Short Bond Fund

Effective September 6, 2023, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	20 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	20 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	19 Years	Generalist Portfolio Manager
Mitch Flack	18 Years	Specialist Portfolio Manager
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

MetWest Unconstrained Bond Fund

Effective September 6, 2023, Steven J. Purdy, Jerry Cudzil and Ruben Hovhannisyan will be added as portfolio managers for the Fund, and effective December 31, 2023, Laird Landmann will no longer serve as a portfolio manager for the Fund.

Therefore, effective September 6, 2023, the disclosure under the heading “Portfolio Managers” for this Fund is deleted in its entirety and replaced with the following:

Name	Experience with the Fund	Primary Title with Investment Adviser
Stephen M. Kane, CFA	12 Years	Founding Partner and Generalist Portfolio Manager
Laird Landmann (until December 31, 2023)	12 Years	Founding Partner and Generalist Portfolio Manager
Bryan T. Whalen, CFA	12 Years	Generalist Portfolio Manager
Steven J. Purdy	Since September 2023	Managing Director
Jerry Cudzil	Since September 2023	Generalist Portfolio Manager
Ruben Hovhannisyan, CFA	Since September 2023	Generalist Portfolio Manager

The foregoing disclosure supersedes any statements to the contrary under the heading “Management of the Funds — Portfolio Managers” on pages 114 to 115 of the Prospectus.

Please retain this Supplement for future reference.